Share-Based Compensation Summarized Restricted Stock Activity (Tables)	12 Months Ended
Jan. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
The following table summarizes restricted stock unit activity for the year ended January 31, 2015:

	Outstanding			Accrued (1)	Nonvested RSUs
	Number of Vested RSUs	Number of Nonvested RSUs	Total Number of RSUs	Total Number of RSUs	Weighted-Average Grant Date Fair Value
February 1, 2014	291,855	54,450	346,305	328,155	$21.30
Granted (2)	2,826	39,123	41,949	29,049	28.71
Vested	54,873	(54,873)	—	18,150	21.35
Settled	(57,260)	—	(57,260)	(57,260)	26.23
January 31, 2015	292,294	38,700	330,994	318,094	$28.72
(1)	Accrued RSUs include all fully vested awards and a pro-rata portion of nonvested awards based on the elapsed portion of the vesting period.
(2)	Granted RSUs include 3,249 RSUs resulting from dividend equivalents paid on outstanding RSUs, of which 2,826 related to outstanding vested RSUs and 423 to outstanding nonvested RSUs.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity for 2014 under the current and prior plans:

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2014	751,638	$16.88
Granted	—	—
Exercised	(316,835)	15.21
Forfeited	(18,000)	24.36
Canceled or expired	—	—
Outstanding at January 31, 2015	416,803	$17.75
Exercisable at January 31, 2015	380,178	$18.83

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair values of options granted in 2013 and 2012 were estimated using the Black-Scholes option-pricing model based on the following assumptions:

	2013	2012
Dividend yield	1.7%	3.1%
Expected volatility	67.7%	66.5%
Risk-free interest rate	1.3%	1.4%
Expected term (in years)	7	7

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
The following table summarizes performance share activity for the year ended January 31, 2015:

	Number of Nonvested Stock Performance Awards at Target Level	Number of Nonvested Stock Performance Awards at Maximum Level	Weighted-Average Grant Date Fair Value
Nonvested at February 1, 2014	164,525	329,050	$12.69
Granted	88,185	176,370	28.18
Vested	(84,275)	(168,550)	9.27
Expired	—	—	—
Forfeited	(19,900)	(39,800)	15.96
Nonvested at January 31, 2015	148,535	297,070	$23.39

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summarized information about stock options outstanding and exercisable at January 31, 2015 is as follows:

	Outstanding			Exercisable
Exercise Price Range	Number of Options	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
$3.33 - $11.54	82,725	5	$6.23	50,350	$6.71
$11.55 - $14.45	66,000	5	13.95	66,000	13.95
$14.46 - $15.35	101,110	1	15.00	96,860	14.99
$15.36 - $22.44	91,221	1	20.94	91,221	20.94
$22.45 - $35.25	75,747	2	33.50	75,747	33.50
	416,803	3	$17.75	380,178	$18.83

Information About Restricted Stock Units Granted Vested And Settled [Table Text Block]
Information about RSUs granted, vested and settled during 2014, 2013 and 2012 is as follows:

($ thousands, except per unit amounts)	2014	2013	2012
Weighted-average grant date fair value of RSUs granted (1)	$28.69	$21.33	$12.04
Fair value of RSUs vested	1,558	1,600	1,156
RSUs settled	57,260	9,905	6,432
(1)	Includes dividend equivalents granted on outstanding RSUs, which vest immediately.

Restricted Stock Units Compensation Expense [Table Text Block]
The following table details the RSU compensation expense and the total related income tax benefit for 2014, 2013 and 2012:

($ thousands)	2014	2013	2012
Compensation expense	$2,707	$3,258	$2,769
Income tax benefit	(1,053)	(1,267)	(1,077)
Compensation expense, net of income tax benefit	$1,654	$1,991	$1,692

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The following table details the share-based compensation expense by plan and the total related income tax benefit for 2014, 2013 and 2012:

($ thousands)	2014	2013	2012
(Income) expense for share-based compensation plans, net of forfeitures:
Stock options	$(46)	$248	$215
Stock performance awards	—	—	328
Restricted stock grants	6,236	5,319	5,946
Total share-based compensation expense	6,190	5,567	6,489
Less: Income tax benefit	2,397	2,136	2,507
Total share-based compensation expense, net of income tax benefit	$3,793	$3,431	$3,982

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following table summarizes nonvested stock option activity for 2014 under the current and prior plans:

	Number of Nonvested Options	Weighted-Average Grant Date Fair Value
Nonvested at February 1, 2014	87,750	$5.08
Granted	—	—
Vested	(46,875)	6.42
Forfeited	(4,250)	7.60
Nonvested at January 31, 2015	36,625	$3.28

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table summarizes restricted stock activity for the year ended January 31, 2015:

	Number of Nonvested Restricted Shares	Weighted-Average Grant Date Fair Value
Nonvested at February 1, 2014	1,700,098	$13.25
Granted	281,710	28.17
Vested	(364,238)	14.21
Forfeited	(55,100)	15.89
Nonvested at January 31, 2015	1,562,470	$15.61